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AllianzGI International Small-Cap Fund
AllianzGI International Small-Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated October 29, 2015 to the

Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2015 (as supplemented thereafter)

This supplement replaces in its entirety the supplement previously filed on June 5, 2015.

Disclosure Relating to AllianzGI International Small-Cap Fund (for purposes of this section only, the “Fund”)

The first two sentences in each of (i) the subsection entitled “Principal Investment Strategies” within the Fund Summary relating to the Fund and (ii) the subsection entitled “Principal Investments and Strategies” within the section entitled “Principal Investments and Strategies of Each Fund–AllianzGI International Small-Cap Fund” are hereby deleted in their entirety and replaced with the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently defines companies with smaller market capitalizations as those with market capitalizations comparable to companies included in the MSCI World Small-Cap Index (between $37.8 million and $8.2 billion as of September 30, 2015). Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of September 30, 2015 would permit the Fund to maintain a weighted-average market capitalization ranging from $1.3 billion to $5.3 billion.